Goodwill	12 Months Ended
Dec. 31, 2024
Disclosure Of Goodwill [Abstract]
Goodwill
27.	Goodwill

	As of January 1, 2022	Increase	Decrease	As of December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	(126,207)	—
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	(2,800)	—
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	(129,007)	8,988,375
Less: Impairment losses (c)	(199,274)	(6,663)	129,007	(76,930)

	8,918,108	(6,663)	—	8,911,445

	As of January 1, 2023	Increase	Decrease	As of December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	8,911,445
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Jinniu Loan	2,515	—	(2,515)	—

	8,988,375	—	(2,515)	8,985,860
Less: Impairment losses (c)	(76,930)	—	2,515	(74,415)

	8,911,445	—	—	8,911,445

	As of January 1, 2024	Increase	Decrease	Foreign exchange adjustments	As of December 31, 2024
	RMB’000	RMB’000	RMB’000		RMB’000
Puhui (a)	8,911,445	—	—	—	8,911,445
Pingan Jixin	67,752	—	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	(6,663)	—	—
PAObank (b)	—	258,592	—	5,502	264,094

	8,985,860	258,592	(6,663)	5,502	9,243,291
Less: Impairment losses (c)	(74,415)	—	6,663	—	(67,752)

	8,911,445	258,592	—	5,502	9,175,539

As of December 31, 2024, Pingan Jixin was fully impaired. Lu International (Hong Kong) Limited was written off.

(a)
The Company acquired 100
% equity interest in Gem Alliance Limited (an investment holding company incorporated in the Cayman Islands and principally engaged in retail credit and enablement business in PRC through its wholly-owned subsidiary, hereinafter “Puhui”) from China Ping An Insurance Overseas (Holdings) Limited (“PAOH”), which was completed in May 2016. Since then, the Company conducted the retail credit and enablement business primarily through Puhui.

(b)
The Company acquired 100% equity interest in Jin Yi Tong Limited (a company with limited liability incorporated in the British Virgin Islands and indirectly holds 100% of the issued share capital of PAO bank
through its wholly-owned subsidiary, Jin Yi Rong Limited, which is a company with limited liability incorporated in Hong Kong) from OneConnect Financial Technology Co., Ltd., which was completed in April 2024.

(c)	Impairment testing for goodwill
The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of CGUs to their carrying amounts. The recoverable amount of CGU is the higher of value-in-use
and fair value less costs of sale. In respect of the recoverable amount using value in use, the calculation used discounted cash flow projections based on financial budgets approved by management. In respect of the recoverable amount based on fair value less costs of disposal, the amount is calculated using certain valuation assumptions including the selection of comparable companies, and liquidity discounts adopted for lack of marketability for unlisted investments.
Based on management’s assessment on the recoverable amounts of the CGUs, impairment losses amounting to RMB
6.7 million, nil and nil
were recognized for the years ended December 31, 2022, 2023 and 2024, respectively. Other than the aforementioned impairment, the results of recoverable amount exceed the carrying amount of each related CGU. However, subsequent impairment tests may be based on different assumptions and future cash flow projections, which may result in impairment losses of these assets in the foreseeable future.
The goodwill of the Group is primarily relating to the goodwill of Puhui of RMB8,911 million. The recoverable amounts of the CGU related to the goodwill of Puhui were determined based on value-in-use
calculations. As the contractual tenor of its loan products is generally 36 months, the cash flow forecast period of Puhui was eight years based on a financial budget covering a five-year period approved by management.
The key assumptions used for
value-in-use
calculations of the goodwill of Puhui are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	(Restated)	(Restated)
Revenue growth rates	-16.9% - 2.3%	-25.1% - 5.6%	-1.1% - 16.1%
Loan loss rates	1.9%- 10.4%	3.3%-8.4%	2.9%-9.0%
Management has determined the values assigned to each of the above key assumptions as follows:

Assumption	Approach used to determine values
Revenue growth rates	Based on recent policy and industry factors, past performances and management’s expectations of business development.
Loan loss rates	Based on past performances and management’s expectations for the future.
The excess of the recoverable amount of Puhui over its carrying amount:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Excess of the recoverable amount of the CGU (or CGU group) over its carrying amount (“Headroom”)	38,978,320	8,599,817	4,583,304

(c)	Impairment testing for goodwill (continued)

As of December 31, 2022, 2023 and 2024, the
pre-tax
discount rates applied to the cash flow projections were 22%, 19% and 19%, respectively. As of December 31, 2022, 2023 and 2024, the long-term growth rate used to extrapolate cash flow projections beyond the budget period were 2%, 2% and 2%, respectively.
While it is impracticable for the Group to estimate the impact on future periods, the following table sets forth the impact of management judgement of reasonable possible scenarios in each of the key assumptions, with all other variables held constant, on Puhui impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of the CGU to
exceed its recoverable amount at the dates indicated.

	Unfavorable Change			Favorable Change
As of December 31, 2022	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)
Revenue growth rates (GAGR)	-230BP	(25,847,474)	13,130,846	+230BP	27,516,937	66,495,257
Loan loss rates	+50BP	(8,194,765)	30,783,555	-50BP	8,194,765	47,173,085

	Unfavorable Change			Favorable Change
As of December 31, 2023	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)
Revenue growth rates (GAGR)	-230BP	(2,146,989)	6,452,828	+230BP	2,340,354	10,940,171
Loan loss rates	+50BP	(3,406,514)	5,193,303	-50BP	3,406,514	12,006,331

	Unfavorable Change			Favorable Change
As of December 31, 2024	Change in assumption	Change in headroom	Headroom	Change in assumption	Change in headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR)	-230BP	(2,463,604)	2,119,700	+230BP	2,673,028	7,256,332
Loan loss rates	+50BP	(3,906,215)	677,089	-50BP	3,906,215	8,489,519